Finance income and finance costs - Summary of detailed information about finance income and cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Schedule Of Detail Information About Finance Income And Costs [Abstract]
Interest income	$ 299	$ 1,097
Finance income	299	1,097
Accretion expense	(2,056)	(1,673)
Interest on convertible unsecured senior notes	(3,306)	(3,317)
Bank charges	(40)	(39)
Net foreign currency gain (loss)	418	(45)
Loss on financial instruments carried at fair value	(9)	(6)
Finance costs	(4,993)	(5,080)
Net finance cost recognized in net profit or loss	$ (4,694)	$ (3,983)